Secured or Guaranteed Bank Borrowings (Parenthetical) (Detail) ¥ in Thousands, $ in Thousands	Dec. 31, 2017 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)
Debt Instrument [Line Items]
Assets pledged as collateral	$ 48,321	¥ 335,491
Property
Debt Instrument [Line Items]
Assets pledged as collateral			¥ 7,938
Computer and network equipment
Debt Instrument [Line Items]
Assets pledged as collateral	30,886	200,954	31,506
Construction in Progress
Debt Instrument [Line Items]
Assets pledged as collateral			318,259
Long-term bank and other borrowings, (including current portion) 1 | Fixed assets
Debt Instrument [Line Items]
Assets pledged as collateral	53,015	344,932
Long-term bank and other borrowings, (including current portion) 1 | Land Use Rights [Member]
Debt Instrument [Line Items]
Assets pledged as collateral	2,585	16,818
Short-term bank borrowings 1
Debt Instrument [Line Items]
Restricted cash	$ 7,809	¥ 50,809	1,751,055
Long-term bank and other borrowings, (including current portion) 2 | Property
Debt Instrument [Line Items]
Assets pledged as collateral			7,938
Long-term bank and other borrowings, (including current portion) 3 | Computer and network equipment
Debt Instrument [Line Items]
Assets pledged as collateral			31,506
Long-term Bank and Other Borrowings (Including Current Portion) 4 | Construction in Progress
Debt Instrument [Line Items]
Assets pledged as collateral			318,259
Long-term Bank and Other Borrowings (Including Current Portion) 4 | Land Use Rights [Member]
Debt Instrument [Line Items]
Assets pledged as collateral			¥ 17,232